Investments in subsidiary undertakings, joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2025
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Schedule of investments in unconsolidated structured entities	The table below provides aggregate carrying amounts of the investments in unconsolidated structured entities reported in the
Group’s Consolidated statement of financial position:

	31 Dec 2025 $m		31 Dec 2024 $m
Consolidated statement of financial position line items	Investment funds	Other structured entities	Investment funds	Other structured entities
Equity securities and holdings in collective investment schemes	51,549	–	47,701	–
Debt securities	–	542	–	216
Total investments in unconsolidated structured entities	51,549	542	47,701	216

Schedule of group's share of the profits , net of related tax, and carrying amount of interest in joint ventures and associates, which are equity accounted

	2025 $m	2024 $m	2023 $m
Mainland China	(24)	159	(577)
Malaysia	35	21	18
Growth markets and other note	129	104	310
Insurance operations	140	284	(249)
Eastspring	224	193	158
Total segment and Group total	364	477	(91)
Note
For growth markets and other, as well as the segment results for associates and joint ventures within the segment, the amount shown includes taxes for all life joint ventures and associates, which is less than $1 million in 2025 (2024: charge of $(44) million; 2023: credit of $191 million).

Schedule of financial information relating to joint venture

Statement of financial position	31 Dec 2025 $m	31 Dec 2024 $m
Total assets	40,647	36,344
Total liabilities (including non-controlling interest) note	38,259	34,452
Shareholders’ equity	2,388	1,892

The above amounts of assets and liabilities include the following:
Cash and cash equivalents	1,934	1,374
Financial liabilities (excluding trade and other payables and provisions)	2,166	1,835
Note
The Group’s 50 per cent share of the Mainland China joint venture’s insurance and reinsurance contract balances are shown in the analysis of insurance and reinsurance contract balances by segment in note C3.3(c).

Income statement	2025 $m	2024 $m	2023 $m
Revenue	2,358	3,491	1,676
Profit (loss) for the year after tax	6	282	(733)
The above profit (loss) for the year includes the following:
Depreciation and amortisation	(43)	(38)	(39)
Interest income	615	582	543
Interest expense	(34)	(2)	(2)
Income tax credit (charge)	54	(36)	422
The summarised financial information above is reconciled to the carrying amount of the Group’s interest in the joint venture recognised in the consolidated financial statements as follows:

	31 Dec 2025 $m	31 Dec 2024 $m
Net assets of the Mainland China joint venture as shown above (100%)	2,388	1,892
Proportion owned by the joint venture partner (50%)	1,194	946
Carrying amount of the Group’s interest in the joint venture (50%)	1,194	946

Schedule of direct subsidiary undertakings of the parent company

Name of entity	Classes of shares held	Proportion held	Registered office address
Prudential Corporation Asia Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential Group Holdings Limited	OS	100.00%	5th Floor, 10 Old Bailey, London, EC4M 7NG, United Kingdom

Schedule of other subsidiaries, joint ventures, associates and significant holdings

Name of entity	Classes of shares held	Proportion held	Registered office address
Aberdeen Cash Creation Fund	U	47.05%	28th Floor Bangkok City Tower, 179 South Sathorn Road, Thungmahamek, Sathorn, Bangkok 10120, Thailand
Aberdeen Standard Global Opportunities Fund	U	28.84%	7 Straits View, #23-04, Marina One East Tower, Singapore 018936
Aberdeen Standard Singapore Equity Fund	U	62.05%
ABRDN India Opportunities Fund	U	30.79%
Alternatives North America, Ltd.	U	100.00%	PO Box 1093, Queensgate House, Grand Cayman, KY1-1102, Cayman Islands
ARDIAN Prudential Infrastructure Sub- Fund	U	99.99%	1 Temasek Avenue, #36-01 Millenia Tower, Singapore 039192
ARDIAN Prudential PE Sub-Fund	U	99.99%
ARDIAN Prudential RE Sub-Fund	U	99.99%
ATRAM - PRUINVEST PHP Liquid Fund	U	90.51%	8th Floor 8 Rockwell Building, Metro Manila Manila, Philippines
ATRAM Global Technology Feeder Fund	U	21.18%
ATRAM Philippine Equity Index Tracker Fund - Class V	U	96.88%
Barings International Umbrella Fund- Barings Global Balanced Fund	U	40.28%	21st Floor, No. 333, Sec. 1, Keelong Rd, Taipei
Blackrock Global Funds Systematic Global Equity High Income Fund	U	35.10%	Twenty Anson, #18-01, 20 Anson Road, Singapore 079912
BOCHK Aggressive Growth Fund	U	43.66%	27th Floor, Bank of China Tower, 1 Garden Road, Hong Kong
BOCHK Balanced Growth Fund	U	37.26%
BOCHK China Equity Fund	U	53.67%
BOCHK Conservative Growth Fund	U	43.51%
BOCHK US Dollar Money Market Fund	U	25.81%
BOCI-Prudential Asset Management Limited	OS	36.00%
BOCI-Prudential Trustee Limited	OS	36.00%	Suites 1501-1507 & 1513-1516, 15th Floor, 1111 King's Road, Taikoo Shing, Hong Kong
BSP Debt Fund V Unlevered (Non US) LP	U	52.79%	c/o Benefit Street Partners LLC, New York, New York 10019
Capital East Millennium Equity Fund	U	21.23%	105, Taipei City, Songshan District, Dongxing Rd, No.8 8F
Cathay High Yield EX China Cash Pay 1-5 Year 2% Issuer Capped ETF	U	77.09%	6th Floor, No.39, Sec.2, Dunhua South. Rd., Taipei, Taiwan
CITIC-Prudential Fund Management Company Limited	MI - JV	49.00%	19th Floor, No. 16, Yincheng Road, China (Shanghai) Pudong New Area, Shanghai, China
CITIC-Prudential Life Insurance Company Limited	MI - JV	50.00%	Room 1101-A, 1201, 1301, 1401, 1501, 1601, 1701, 1801, Unit 01, Building 1, No. B2, North Road of East Third Ring Road, Chaoyang District, Beijing, PRC,100027, China
Eastspring Al-Wara' Investments Berhad	OS	100.00%	Level 25, Menara Hong Leong, No. 6 Jalan Damanlela, Bukit Damansara, 50490 Kuala Lumpur, Wilayah Persekutuan, Malaysia
Eastspring Asia Pacific High Yield Equity Fund	U	55.61%	4th Floor, No.1, Songzhi Rd., Xinyi Dist., Taipei, Taiwan
Eastspring Asset Management (Thailand) Co., Ltd.	OS	59.50%	944 Mitrtown Office Tower, 9th Floor, Rama 4 Road, Wangmai, Pathumwan, Bangkok 10330, Thailand
Eastspring Global Private Credit Fund	U	99.99%	7 Straits View, #09-01 Marina One East Tower, Singapore 018936
Eastspring Global Real Assets & Private Equity Fund	U	99.99%
Eastspring Global Real Estate Fund	U	99.99%
Eastspring Global Technology Fund	U	23.69%	944 Mitrtown Office Tower, 9th floor, Rama 4 road, Wangmai Pathumwan, Bangkok 10330, Thailand
Eastspring Investment Management (Shanghai) Company Limited	MI - WFOE	100.00%	Unit 2901, 29th Floor Azia Center, 1233 Lujiazui Ring Road, China (Shanghai) Pilot Free Trade Zone, Shanghai, 200120, China

Eastspring Investments - Asia Select Bond Fund	U	97.15%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments - Asia Opportunities Equity Fund	U	99.99%
Eastspring Investments - Asia Pacific Equity Fund	U	99.98%
Eastspring Investments - Asian Bond Fund	U	97.03%
Eastspring Investments - Asian Dynamic Fund	U	97.55%
Eastspring Investments - Asian Equity Fund	U	99.21%
Eastspring Investments - Asian Equity Income Fund	U	92.16%
Eastspring Investments - Asian High Yield Bond Fund	U	68.12%
Eastspring Investments - Asian Local Bond Fund	U	91.61%
Eastspring Investments - Asian Low Volatility Equity Fund	U	78.18%
Eastspring Investments - Asian Multi Factor Equity Fund	U	97.94%
Eastspring Investments - China A Shares Growth Fund	U	97.54%
Eastspring Investments - China Bond Fund	U	100.00%
Eastspring Investments - China Equity Fund	U	21.15%
Eastspring Investments - Dragon Peacock Fund	U	97.70%
Eastspring Investments - European Investment Grade Bond Fund	U	100.00%
Eastspring Investments - Global Emerging Markets Bond Fund	U	92.33%
Eastspring Investments - Global Emerging Markets Dynamic Fund	U	40.76%
Eastspring Investments - Global Emerging Markets ex-China Dynamic Fund	U	92.41%
Eastspring Investments - Global Equity Navigator Fund	U	85.88%
Eastspring Investments - Global Growth Equity Fund	U	39.72%
Eastspring Investments - Global Low Volatility Equity Fund	U	96.33%
Eastspring Investments - Global Market Navigator Fund	U	99.60%
Eastspring Investments - Global Multi Asset Balanced Fund	U	100.00%
Eastspring Investments - Global Multi Asset Conservative Fund	U	100.00%
Eastspring Investments - Global Multi Asset Dynamic Fund	U	100.00%
Eastspring Investments - Global Multi Asset Income Plus Growth Fund	U	100.00%
Eastspring Investments - Global Technology Fund	U	75.78%
Eastspring Investments - Greater China Equity Fund	U	89.73%
Eastspring Investments - India Equity Fund	U	28.38%
Eastspring Investments - Pan European Fund	U	50.02%
Eastspring Investments - US Corporate Bond Fund	U	88.69%
Eastspring Investments - US High Investment Grade Bond Fund	U	89.08%
Eastspring Investments - US High Yield Bond Fund	U	25.87%
Eastspring Investments - US Investment Grade Bond Fund	U	28.99%

Eastspring Investments - World Value Equity Fund	U	86.43%
Eastspring Investments (Hong Kong) Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Eastspring Investments (Luxembourg) S.A.	OS	100.00%	26, Boulevard Royal, L-2449 Luxembourg
Eastspring Investments (Singapore) Limited	OS	100.00%	7 Straits View, #09-01 Marina One East Tower, Singapore 018936
Eastspring Investments Asia Pacific ex- Japan Target Return Fund	U	86.27%	Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments Asian High Yield Bond MY Fund	U	83.58%
Eastspring Investments Berhad	OS	100.00%	Level 25, Menara Hong Leong, No. 6 Jalan Damanlela, Bukit Damansara, 50490 Kuala Lumpur, Wilayah Persekutuan, Malaysia
Eastspring Investments Dana Dinamik	U	27.11%	Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments Dinasti Equity Fund	U	46.90%
Eastspring Investments Fund Management Limited Liability Company	MI	100.00%	23rd Floor Saigon Trade Center, 37 Ton Duc Thang Street, Sai Gon Ward, Ho Chi Minh City, Vietnam
Eastspring Investments Global Equity Fund	U	95.27%	Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments Group Pte. Ltd.	OS	100.00%	7 Straits View, #09-01 Marina One East Tower, Singapore 018936
Eastspring Investments Growth Fund	U	26.45%	Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments Incorporated	OS	100.00%	874 Walker Road, Suite C, Dover, Kent, Delaware 19904, United States of America
Eastspring Investments India Consumer Equity Open Limited	OS	100.00%	3rd Floor, 355 NEX, Rue du Savoir, Cybercity Ebene 72201, Mauritius
Eastspring Investments India Equity Open Limited	OS	100.00%
Eastspring Investments India Government Bond Fund (Semi-Annual Distribution)	U	29.44%	Eastspring Investments Limited, Marunouchi Park Bldg., 2-6-1 Marunochi, Chiyoda-ku, Tokyo, Japan 100-6905
Eastspring Investments India Infrastructure Equity Open Limited	OS	100.00%	3rd Floor, 355 NEX, Rue du Savoir, Cybercity Ebene 72201, Mauritius
Eastspring Investments India Innovation High Growth Equity Fund QII	U	100.00%	Eastspring Investments Limited, Marunouchi Park Bldg., 2-6-1 Marunochi, Chiyoda-ku, Tokyo, Japan 100-6905
Eastspring Investments Islamic Equity Income Fund	U	54.69%	Level 22, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Eastspring Investments Limited	OS	100.00%	Marunouchi Park Building, 6-1 Marunouchi 2-chome, Chiyoda- Ku, Tokyo, Japan
Eastspring Investments Services Pte. Ltd.	OS	100.00%	7 Straits View, #09-01 Marina One East Tower, Singapore 018936
Eastspring Investments SICAV-FIS - Alternative Investment Fund	U	100.00%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Unit Trusts - Asian Balanced Fund	U	96.11%	7 Straits View, #09-01 Marina One East Tower, Singapore 018936
Eastspring Investments Unit Trusts - Dragon Peacock Fund ID	U	97.79%
Eastspring Investments Unit Trusts - Global Technology Fund	U	90.44%
Eastspring Investments Unit Trusts - Pan European Fund	U	51.87%
Eastspring Investments Unit Trusts - Singapore ASEAN Equity Fund	U	99.23%
Eastspring Investments Unit Trusts - Singapore Select Bond Fund	U	59.12%
Eastspring Investments Vietnam ESG Equity Fund	U	98.55%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Vietnam Navigator Fund	U	74.68%	23rd Floor, Saigon Trade Center Building, 37 Ton Duc Thang Street, Ben Nghe Ward, District 1, Ho Chi Minh City, Vietnam
Eastspring Overseas Investment Fund Management (Shanghai) Company Limited	MI - WFOE	100.00%	Unit 2901, 29th Floor Azia Center, 1233 Lujiazui Ring Road, China (Shanghai) Pilot Free Trade Zone, Shanghai, 200120, China
Eastspring Private Equity Fund 2	U	99.99%	7 Straits View, #09-01 Marina One East Tower, Singapore 018936
Eastspring Securities Investment Trust Co., Ltd.	OS	99.54%	4th Floor, No.1 Songzhi Road, Taipei 110, Taiwan

Eastspring SGD Cash Fund	U	87.91%	7 Straits View, #09-01 Marina One East Tower, Singapore 018936
First Sentier Global Property Securities Fund	U	66.69%	38 Beach Road, #06-11 South Beach Tower, Singapore 189767
FSITC Global Trends Fund	U	33.32%	1st Floor, No.6, Sec. 3, Minquan West Rd, Taipei, Taiwan
FSSA China Focus Fund	U	64.88%	70 Sir John Rogerson’s Quay, Dublin 2, D02 R296, Ireland
Fubon 1-5 Years US High Yield Bond Ex China ETF	U	31.75%	8th Floor, No.108, Sec.1, Dunhua South. Rd., Taipei, Taiwan
Fuh Hwa 1-5 Yr High Yield ETF	U	66.33%	8th & 9th Floor, No.308, Sec. 2, Bade Rd., Da-an District
Furnival Insurance Company PCC Limited	OS	100.00%	PO Box 155, Mill Court, La Charroterie, St Peter Port, GY1 4ET, Guernsey
GS Twenty Two Limited	OS	100.00%	5th Floor, 10 Old Bailey, London, EC4M 7NG, United Kingdom
HSBC Senior Global Infrastructure Debt Fund	U	100.00%	8 Canada Square, London, E14 5HQ, United Kingdom
ICICI Prudential Asset Management Company Limited	OS	34.59%	12th Floor, Narain Manzil, 23, Barakhamba Road, New Delhi 110001, India
ICICI Prudential Life Insurance Company Limited	OS	21.93%	ICICI PruLife Towers, 1089 Appasaheb Marathe Marg, Prabhadevi, Mumbai 400025, India
ICICI Prudential Pension Funds Management Company Limited	OS	21.93%	Unit No. A, 2nd Floor, Cnergy Building, Appasaheb Marathe Marg, Prabhadevi, Mumbai, Maharashtra - 400025, India
ICICI Prudential Trust Limited	OS	49.00%	12th Floor, Narain Manzil, 23, Barakhamba Road, New Delhi 110001, India
iShares Core MSCI Asia	U	44.86%	16th Floor, Champion Tower, 3 Garden Road, Central, Hong Kong
iShares MSCI Asia ex Japan Climate Action ETF	U	48.85%	20 Anson Road, #18-01 Twenty Anson, Singapore 079912
iShares MSCI Europe ESG Enhanced UCITS ETF	U	47.56%	12 Throgmorton Avenue, London, EC2N 2DL, United Kingdom
iShares MSCI USA ESG Enhanced UCITS ETF	U	41.49%	78 Sir John Rogerson's Quay, Dublin, D02 HD32, Ireland
KKP Active Equity Fund	U	29.91%	209 KKP Tower A, 17 Fl., Sukhumvit 21 (Asoke), Khlong Toey Nua, Wattana, Bangkok 10110, Thailand
Krungsri Greater China Equity Hedged Dividend Fund	U	22.00%	12th, 18th Zone B Floor, Ploenchit Tower 898 Ploenchit Road, Lumpini Pathumwan, Bangkok 10330, Thailand
Lasalle Property Securities SICAV-FIS	U	99.95%	11-13 Bouldevard de la Foire, L-1528 Luxembourg
M&G Asia Property TS Trust	U	100.00%	8 Marina Boulevard, #05-02 Marina Bay, Financial Centre, Singapore, 018981
M&G Real Estate Asia Holding Company Pte. Ltd.	OS	33.00%	138 Market Street, #35-01 CapitaGreen, Singapore 048946
Manulife Asia Pacific Bond Fund	U	60.89%	9th Floor, No 89 Son Ren Road, Taipei, Taiwan
Manulife China Offshore Bond Fund	U	68.24%
Manulife Global Equity Fund	U	25.71%
Manulife Superior Selection China Fund	U	27.98%
Manulife Taiwan Dynamic Fund	U	20.48%
MEAG FlexConcept	U	74.98%	R.C.S. Luxembourg NR. 28878, 1c, rue Gabriel Lippmann, L-5365 Munsbach
Nomura Global Shariah Sustainable Equity Fund	U	28.39%	Suite No 12.2, Level 12, Menara IMC,No.8 Jalan Sultan Ismail,Kuala Lumpur,50250,WP Kuala Lumpur, Malaysia
North Sathorn Holdings Company Limited	OS	100.00%	No. 63, Athenee Tower, 34th Floor, Wireless Road, Lumpini Subdistrict Pathumwan District, Bangkok Metropolis, Thailand
	PS	99.99%
PCA IP Services Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
PCA Life Assurance Co., Ltd.	OS	99.79%	8th Floor, No.1 Songzhi Road, Taipei City, 11047, Taiwan
PCA Reinsurance Co. Ltd.	OS	100.00%	Unit Level 13(A), Main Office Tower, Financial Park Labuan, Jalan Merdeka, 87000 Federal Territory of Labuan, Malaysia
Pinebridge ESG Emerging Market Corporate Strategy Bond Fund	U	24.59%	10th Floor, No. 144, Sec. 2, Minquan East Rd, Taipei, Taiwan
Pinebridge US Dual Core Income Fund	U	23.54%
Principal Core Fixed Income Fund	U	24.43%	44, 16th Floor, CIMB Thai Bank, Lungsuan Road, Lumpini, Bangkok 10330, Thailand
Principal Global Silver Age Fund	U	35.07%
Principal Islamic Malaysia Government Sukuk Fund	U	50.87%	Level 32, Exchange 106, Lingkaran TRX, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Principal Malaysia Titans Fund	U	63.07%	Level 31, Exchange 106, Lingkaran TRX, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia

Pru Life Insurance Corporation of U.K.	OS	100.00%	9th Floor, Uptown Place Tower 1, 1 East 11th Drive, Uptown Bonifacio, 1634 Taguig City, Metro Manila, Philippines
Prudence Foundation	LBG	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential (Cambodia) Life Assurance Plc	OS	100.00%	Chip Mong Tower Building, Units L19, L20, and L21, 19th, 20th, 21st Floor, Russian Federation Blvd (110), Phum 10, Sangkat Phsar Depou 3, Khan Tuol Kork, Phnom Penh, Cambodia
Prudential (US Holdco 1) Limited	OS	100.00%	5th Floor, 10 Old Bailey, London, EC4M 7NG, United Kingdom
Prudential Africa Holdings Limited	OS	100.00%
Prudential Africa Services Limited	OS	100.00%	3rd Floor, One Africa Place, LR No. 1870/X/45, P.O. Box 1393-00606, Westlands, Nairobi, Kenya
Prudential Assurance Company Singapore (Pte) Limited	OS	100.00%	30 Cecil Street, #30-01 Prudential Tower, Singapore 049712
Prudential Assurance Malaysia Berhad	OS	51.00%	Level 26, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Prudential Assurance Uganda Limited	OS	100.00%	9th Floor Zebra Plaza, Plot 23 Kampala Road, P.O. Box 2660, Kampala, Uganda
Prudential Bermuda ISAC Ltd.	OS	100.00%	Clarendon House, 2 Church Street, Hamilton HM11, Bermuda
Prudential Bermuda Re ISA, Ltd.	OS	100.00%
Prudential BSN Takaful Berhad	OS	49.00%	Level 13, Menara Prudential, Persiaran TRX Barat, 55188 Tun Razak Exchange, Kuala Lumpur, Malaysia
Prudential Corporation Asia Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential Corporation Holdings Limited	OS	100.00%	5th Floor, 10 Old Bailey, London, EC4M 7NG, United Kingdom
Prudential Enterprise Management (Beijing) Co., Ltd.	MI-WFOE	100.00%	Unit 1817, Level 18, Building 1, No.1 Jianguomenwai Avenue, Chaoyang District, Beijing, China
Prudential Financial Advisers Singapore Pte. Ltd.	OS	100.00%	30 Cecil Street, #30-01 Prudential Tower, Singapore 049712
Prudential Financial Partners HK Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential Funding (Asia) PLC	OS	100.00%	5th Floor, 10 Old Bailey, London, EC4M 7NG, United Kingdom
Prudential General Insurance Hong Kong Limited	OS	100.00%	59th Floor, One Island East, 18 Westlands Road, Quarry Bay, Hong Kong
Prudential Group Holdings Limited	OS	100.00%	5th Floor, 10 Old Bailey, London, EC4M 7NG, United Kingdom
Prudential Group Secretarial Services HK Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential Group Secretarial Services Limited	OS	100.00%	5th Floor, 10 Old Bailey, London, EC4M 7NG, United Kingdom
Prudential HCL Health Insurance Limited	OS	70.00%	Suite 6, 48th Floor, Commerz III, International Business Park, Oberoi Garden City, Off Western Express Highway, Goregaon (East), Mumbai, 400063, India
Prudential Holdings Limited	OS	100.00%	4th Floor, Saltire Court, 20 Castle Terrace, Edinburgh, EH1 2EN, United Kingdom
Prudential Hong Kong Limited	OS	100.00%	59th Floor, One Island East, 18 Westlands Road, Quarry Bay, Hong Kong
Prudential International Treasury Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential Investment Fund - Post Retirement Care Investment Fund	U	38.98%	F377/9/H/3, Kabulonga Road, Kabulonga, Lusaka, Zambia
Prudential Investment Fund - Pru Offshore Fund	U	28.64%
Prudential Investment Management Private Limited	OS	100.00%	1 Pasir Panjang Road, #12-02, Singapore 118479
Prudential IP Services Limited	OS	100.00%	5th Floor, 10 Old Bailey, London, EC4M 7NG, United Kingdom
Prudential Life Assurance (Lao) Company Limited	OS	100.00%	5th Floor, Lao International Business and Tourist Center Project (Vientiane Center), Khouvieng Road, Nongchan Village, Sisattanak District, Vientiane Capital, Lao PDR
Prudential Life Assurance (Thailand) Public Company Limited	OS	99.93%	944 Mitrtown Office Tower, 10th, 29th-31st Floor, Rama 4 Road, Wangmai, Pathumwan, Bangkok, 10330, Thailand
Prudential Life Assurance Kenya Limited	OS	100.00%	Vienna Court, Ground Floor, State House Crescent, Off State House Avenue, P.O. Box 25093-00603, Nairobi, Kenya
Prudential Life Assurance Zambia Limited	OS	100.00%	Prudential House, Plot No. 32256, Thabo Mbeki Road, P.O. Box 31357, Lusaka, Zambia
Prudential Life Insurance Ghana Limited	OS	100.00%	12th Floor, 335 Place, N1, North Dzorwulu, Accra, Accra Metropolitan, Greater Accra, P.O. Box AN 10476, Ghana
Prudential Life Vault Limited	OS	100.00%	48 Awolowo Road, South-West Ikoyi, Lagos, Nigeria
	PS	100.00%

Prudential Mauritius Holdings Limited	OS	100.00%	3rd Floor, 355 NEX, Rue du Savoir, Cybercity Ebene 72201, Mauritius
Prudential Myanmar Life Insurance Limited	OS	100.00%	#15-01, 15th Floor, Sule Square, 221 Sule Pagoda Road, Kyauktada Township, Yangon, Myanmar
Prudential Pensions Management Zambia Limited	OS	49.00%	Prudential Pensions Management Zambia Limited Support Office, Plot F/377/9/H/3, Kabulonga Road, Kabulonga, Lusaka, Zambia
Prudential Services Asia Sdn. Bhd.	OS	100.00%	Suite 1005, 10th Floor, Wisma Hamzah-Kwong Hing, No. 1 Leboh Ampang, 50100 Kuala Lumpur, Malaysia
	PS	51.00%
Prudential Services Limited	OS	100.00%	5th Floor, 10 Old Bailey, London, EC4M 7NG, United Kingdom
Prudential Services Philippines Corporation	OS	100.00%	19th Floor Uptown Place Tower I East, 11th Drive Uptown Bonifacio Fort Bonifacio Bonifacio Global City, Taguig City, Fourth District, National Capital Region (NCR), 1630, Philippines
Prudential Services Singapore Pte. Ltd.	OS	100.00%	1 Pasir Panjang Road, #12-02, Singapore 118479
Prudential Singapore Holdings Pte. Limited	OS	100.00%	30 Cecil Street, #30-01 Prudential Tower, Singapore 049712
	PS	100.00%
Prudential Technology and Services India Private Limited	OS	100.00%	Unit 401, 4th Floor, CIGNUS, Tower-1, Whitefield Bangalore, Hoodi Village, K.R. Puram Hobli, Whitefield, Bangalore, Bangalore South, Karnataka, India, 560066
Prudential Vietnam Assurance Private Limited	OS	100.00%	25th Floor Saigon Trade Center, 37 Ton Duc Thang Street, Sai Gon Ward, Ho Chi Minh City, Vietnam
Prudential Zenith Life Insurance Limited	OS	100.00%	6th Floor, Civic Towers, Plots Ga & G1 Ozumba Mbadiwe Avenue, Victoria Island, Lagos, Nigeria
PT Prudential Sharia Life Assurance	OS	94.62%	Prudential Tower, 2nd Floor, Jl. Jend. Sudirman Kav. 79, Jakarta 12910, Indonesia
PT. Eastspring Investments Indonesia	OS	99.95%	23rd Floor, Prudential Tower, JL. Jend. Sudirman Kav.79, Jakarta 12910, Indonesia
PT. Prudential Life Assurance	OS	94.62%	Prudential Tower, Jl. Jend. Sudirman Kav. 79, Jakarta 12910, Indonesia
Pulse Ecosystems Pte. Ltd.	OS	100.00%	1 Pasir Panjang Road, #12-02, Singapore 118479
Reksa Dana Eastspring IDR Fixed Income Fund (NDEIFF)	U	95.42%	Prudential Tower, 23rd Floor, Jl. Jend. Sudirman Kav.79, Jakarta 12910, Indonesia
Reksa Dana Syariah Eastspring Syariah Fixed Income Amanah	U	76.89%
Reksa Dana Syariah Eastspring Syariah Mixed Asset Fund	U	34.11%	Prudential Tower Lantai 23, JL, Jend. Sudirman Kav. 79, Kakarta 12910 - Indonesia
Reksa Dana Syariah Eastspring Syariah Money Market Khazanah	U	67.70%	Prudential Tower, 23rd Floor, Jl. Jend. Sudirman Kav.79, Jakarta 12910, Indonesia
Rhodium Investment Funds - Singapore Bond Fund	U	99.99%	7 Straits View, #09-01 Marina One East Tower, Singapore 018936
Rhodium Passive Long Dated Bond Fund	U	99.93%
Robeco QI European Active Index Equities	U	43.61%	6, route de Trèves, L-2633 Senningerberg, Grand Duchy of Luxembourg
Schroder Asian Investment Grade Credit	U	26.05%	138 Market Street, #23-01 CapitaGreen, Singapore 048946
Schroder Emerging Markets Fund	U	72.14%
Schroder Multi-Asset Revolution	U	49.69%
Schroder US Dollar Money Fund	U	29.48%	9th Floor, No. 108, Section 5, Xinyi Road, Taipei, Taiwan
Scotts Spazio Pte. Ltd.	OS	45.00%	316 Tanglin Road, #01-01,Singapore, 247978
Shanghai CPE Asset Management Co., Ltd.	MI - JV	26.95%	Room 101-2, No.128 North Zhangjiabang Road, Pudong District, Shanghai, China
Shenzhen Prudential Technology Limited	MI - WFOE	100.00%	Unit 5, 8th Floor, China Resources Tower, No.2666 Keyuan South Road, Yuehai Street, Nanshan District, Shenzhen, 518054, China
Sri Han Suria Sdn. Bhd.	OS	51.00%	Suite 1005, 10th Floor, Wisma Hamzah-Kwong Hing, No. 1 Leboh Ampang, 50100 Kuala Lumpur, Malaysia
Staple Limited	OS	100.00%	No. 63, Athenee Tower, 34th Floor, Wireless Road, Lumpini Subdistrict Pathumwan District, Bangkok Metropolis, Thailand
StepStone Prudential Private Credit Fund	U	100.00%	103 South Church Street, Harbour Place, 5th Floor, KY1-1202 Cayman Islands
Tisco US Equity Fund	U	20.46%	48/16-17, Tisco Tower Building, 9 Floor. North Sathorn, Silom, Bangrak, Bangkok 10500
United Global Innovation Fund	U	20.43%	23A, 25th Floor, Asia Centre Building, 173/27-30, 32-33 South Sathorn Road, Thungmahamek, Sathorn, Bangkok 10120, Thailand
United Global Quality Equity Fund	U	59.66%	Jln Raja Laut, City Centre, 50100 Kuala Lumpur, Wilayah Persekutuan, Kuala Lumpur, Malaysia

United Global Quality Growth Fund	U	27.94%	23A, 25th Floor, Asia Centre Building, 173/27-30, 32-33 South Sathorn Road, Thungmahamek, Sathorn, Bangkok 10120, Thailand
United-I Malaysia Discovery Fund	U	32.95%	Level 20, UOB Plaza 1, 7, Jalan Raja Laut, 50350, Kuala Lumpur, Malaysia
United-I Malaysia Equity Fund	U	67.05%	Level 20, UOB Plaza 1, 7, Jalan Raja Laut, 50350, Kuala Lumpur, Malaysia
UOB Smart Global Healthcare Fund	U	33.50%	23A, 25th Floor, Asia Centre Building, 173/27-30, 32-33 South Sathorn Road, Thungmahamek, Sathorn, Bangkok 10120, Thailand
UOB Smart Japan Small and Mid Cap Fund	U	42.24%
UOB Smart Millennium Growth Fund	U	31.06%
USD Investment Grade Infrastructure Debt Fund SCSp	U	21.23%	35a, Avenue John F. Kennedy, L-1855 Luxembourg, Grand Duchy of Luxembourg
*Prudential Assurance Malaysia Berhad is consolidated in the Group's consolidated financial statements reflecting the controlling interest of the Group. In
January 2026, the Group acquired an additional 19 per cent stake in Sri Han Suria Sdn. Bhd., the holding company that owns Prudential Assurance Malaysia
Berhad, increasing the Group’s aggregate stake to 70 per cent going forward (see note D2 for further details).
†Prudential BSN Takaful Berhad is a joint venture that is accounted for using the equity method, for which the Group has an economic interest of 70 per cent for all business sold up to 31 December 2016 and of 49 per cent for new business sold subsequent to this date.
‡The holding of 94.62 per cent for PT. Prudential Life Assurance represents the proportion held in the Indonesia subsidiary attaching to the aggregate of the shares across the types of capital in issue.
The below table lists the issued share capital of the subsidiaries of the Group which, in the opinion of the Directors, principally affect the results or assets of the Group:

Name of entity	Issued and fully paid up share / registered capital
Prudential Assurance Company Singapore (Pte) Limited	526,557,000 ordinary shares of SGD 1 each
PT. Prudential Life Assurance	105,500 ordinary shares and 6,000 preference shares of RP 1,000,000 each
Prudential Hong Kong Limited	3,691,854,873 ordinary shares of HKD 1 each
Prudential Assurance Malaysia Berhad	100,000,000 ordinary shares of RM 1 each